UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 06/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2007 (Unaudited)

DWS Mid Cap Growth Fund

	Shares	Value ($)

Common Stocks 95.5%
Consumer Discretionary 25.9%
Internet & Catalog Retail 4.2%
NutriSystem, Inc.* (a)	781,000	54,545,040
Specialty Retail 11.8%
Abercrombie & Fitch Co. "A"	220,400	16,084,792
Children's Place Retail Stores, Inc.*	248,400	12,827,376
Coldwater Creek, Inc.* (a)	1,524,700	35,418,781
Guess?, Inc. (a)	911,700	43,798,068
Urban Outfitters, Inc.*	1,893,300	45,495,999

		153,625,016

Textiles, Apparel & Luxury Goods 9.9%
Coach, Inc.*	1,155,700	54,768,623
Polo Ralph Lauren Corp.	753,100	73,886,641

		128,655,264
Energy 7.8%
Energy Equipment & Services 2.8%
National-Oilwell Varco, Inc.*	161,300	16,813,912
Rowan Companies, Inc. (a)	471,600	19,326,168

		36,140,080
Oil, Gas & Consumable Fuels 5.0%
Southwestern Energy Co.*	755,100	33,601,950
Ultra Petroleum Corp.*	578,400	31,950,816

		65,552,766
Financials 8.3%
Capital Markets 6.5%
Affiliated Managers Group, Inc.* (a)	448,500	57,748,860
T. Rowe Price Group, Inc.	519,600	26,962,044

		84,710,904
Diversified Financial Services 1.8%
Nasdaq Stock Market, Inc.* (a)	796,200	23,655,102
Health Care 12.1%
Biotechnology 1.5%
Cephalon, Inc.* (a)	244,800	19,679,472
Health Care Equipment & Supplies 5.2%
Hologic, Inc.* (a)	456,100	25,226,891
Kyphon, Inc.* (a)	445,400	21,446,010
Mentor Corp. (a)	516,600	21,015,288

		67,688,189
Health Care Providers & Services 2.2%
Pediatrix Medical Group, Inc.*	525,400	28,975,810
Life Sciences Tools & Services 3.2%
Covance, Inc.*	297,900	20,424,024
Pharmaceutical Product Development, Inc.	538,800	20,619,876

		41,043,900
Industrials 17.4%
Aerospace & Defense 1.8%
BE Aerospace, Inc.*	559,300	23,099,090
Construction & Engineering 0.5%
Aecom Technology Corp.*	276,900	6,869,889
Electrical Equipment 3.1%
Roper Industries, Inc.	696,500	39,770,150
Machinery 10.7%
Joy Global, Inc. (a)	597,200	34,834,676
Oshkosh Truck Corp.	736,100	46,315,412
Terex Corp.*	723,000	58,779,900

		139,929,988
Trading Companies & Distributors 1.3%
WESCO International, Inc.*	282,000	17,046,900

Information Technology 18.7%
Communications Equipment 5.8%
Comverse Technologies, Inc.*	1,773,800	36,983,730
F5 Networks, Inc.* (a)	480,200	38,704,120

		75,687,850
Computers & Peripherals 1.8%
Network Appliance, Inc.*	779,500	22,761,400
Internet Software & Services 5.3%
Akamai Technologies, Inc.*	910,900	44,306,176
Digital River, Inc.*	553,800	25,059,450

		69,365,626
Semiconductors & Semiconductor Equipment 5.8%
MEMC Electronic Materials, Inc.*	1,026,000	62,709,120
Tessera Technologies, Inc.*	305,500	12,388,025

		75,097,145
Materials 1.1%
Metals & Mining
Allegheny Technologies, Inc.	132,400	13,886,112
Telecommunication Services 4.2%
Wireless Telecommunication Services
NII Holdings, Inc.* (a)	351,300	28,363,962
SBA Communications Corp. "A"*	799,000	26,838,410

		55,202,372

Total Common Stocks (Cost $868,169,233)		1,242,988,065
Securities Lending Collateral 21.5%
Daily Assets Fund Institutional, 5.36% (b) (c) (Cost $279,835,752)	279,835,752	279,835,752
Cash Equivalents 4.9%
Cash Management QP Trust, 5.34% (b) (Cost $63,811,413)	63,811,413	63,811,413
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,211,816,398)	121.9	1,586,635,230
Other Assets and Liabilities, Net	(21.9)	(284,857,162)

Net Assets	100.0	1,301,778,068

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2007 amounted to $273,519,873 which is 21.0% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Mid Cap Growth Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Mid Cap Growth Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 8, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        August 8, 2007